Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 11, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

ASTON VALUE FUND

Aston Funds

(the "Trust")

ASTON Value Fund

Class N Shares and Class I Shares

Supplement dated July 11, 2011 to the Prospectus dated March 1, 2011

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

CHANGE IN SUBADVISER, PORTFOLIO MANAGERS, PRINCIPAL INVESTMENT STRATEGIES AND FUND NAME

Cornerstone Investment Partners, LLC has been appointed as the new subadviser to ASTON Value Fund (the "Fund") effective on or about July 15, 2011 (the "Effective Date"). The Sub-Investment Advisory Agreement with MFS Institutional Advisors Inc. will be terminated as of the Effective Date. The Fund intends to change its name to ASTON/Cornerstone Large Cap Value Fund as of the Effective Date.

There is no change in the Fund's current investment objective or management fees.

As of the Effective Date, the following information replaces the information in the Prospectus on page 13 relating to the Fund's Principal Investment Strategies in its entirety:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The portfolio managers seek to identify companies they believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:

•	Earnings

•	Cash flow

•	Competitive position

•	Management ability

Quantitative analysis of these and other factors also may be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

As of the Effective Date, the following information supplements the information in the Prospectus on pages 13 – 14 relating to the Fund's Principal Risks:

Credit Risk, Interest Rate Risk and REIT Risk are no longer Principal Risks of the Fund.

As of the Effective Date, the following information replaces the information in the Prospectus on page 15 relating to the Fund's subadviser and portfolio managers:

Management

Cornerstone Investment Partners, LLC ("Cornerstone") serves as the subadviser to the Fund since July 2011. Mr. John Campbell, Chief Investment Officer of Cornerstone, Mr. Rick van Nostrand, Portfolio Manager of Cornerstone, Mr. Cameron Clement, Portfolio Manager of Cornerstone and Mr. Dean Morris, Portfolio Manager of Cornerstone, serve as portfolio managers of the Fund since July 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
ASTON VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000912036s_SupplementTextBlock

Aston Funds

(the "Trust")

ASTON Value Fund

Class N Shares and Class I Shares

Supplement dated July 11, 2011 to the Prospectus dated March 1, 2011

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

CHANGE IN SUBADVISER, PORTFOLIO MANAGERS, PRINCIPAL INVESTMENT STRATEGIES AND FUND NAME

Cornerstone Investment Partners, LLC has been appointed as the new subadviser to ASTON Value Fund (the "Fund") effective on or about July 15, 2011 (the "Effective Date"). The Sub-Investment Advisory Agreement with MFS Institutional Advisors Inc. will be terminated as of the Effective Date. The Fund intends to change its name to ASTON/Cornerstone Large Cap Value Fund as of the Effective Date.

There is no change in the Fund's current investment objective or management fees.

As of the Effective Date, the following information replaces the information in the Prospectus on page 13 relating to the Fund's Principal Investment Strategies in its entirety:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The portfolio managers seek to identify companies they believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:

•	Earnings

•	Cash flow

•	Competitive position

•	Management ability

Quantitative analysis of these and other factors also may be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

As of the Effective Date, the following information supplements the information in the Prospectus on pages 13 – 14 relating to the Fund's Principal Risks:

Credit Risk, Interest Rate Risk and REIT Risk are no longer Principal Risks of the Fund.

As of the Effective Date, the following information replaces the information in the Prospectus on page 15 relating to the Fund's subadviser and portfolio managers:

Management

Cornerstone Investment Partners, LLC ("Cornerstone") serves as the subadviser to the Fund since July 2011. Mr. John Campbell, Chief Investment Officer of Cornerstone, Mr. Rick van Nostrand, Portfolio Manager of Cornerstone, Mr. Cameron Clement, Portfolio Manager of Cornerstone and Mr. Dean Morris, Portfolio Manager of Cornerstone, serve as portfolio managers of the Fund since July 2011.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The portfolio managers seek to identify companies they believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:

•	Earnings

•	Cash flow

•	Competitive position

•	Management ability

Quantitative analysis of these and other factors also may be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011